Disclosures About Capitalized Costs, Costs Incurred (Details 2) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Oil and gas revenues	$ 5,984	$ 7,739
Company [Member]
Revenue:
Oil and gas revenues	5,984	7,739
Expenses:
Production costs	5,673	5,696
Depletion and amortization	2,376	1,593
Exploration	0	0
Abandoned and impaired properties	0	0
Results of operations of oil and gas producing activities	(2,065)	450
Company's Share of Piceance Energy [Member]
Revenue:
Oil and gas revenues	26,829	20,364
Expenses:
Production costs	11,140	9,885
Depletion and amortization	10,921	8,855
Results of operations of oil and gas producing activities	4,768	1,624
Total Company and Piceance Energy income from operations of oil and gas producing activities	$ 2,703	$ 2,074